UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number: ___________
  This Amendment (Check only one.):         [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Soros Fund Management LLC
Address:          888 Seventh Avenue, 33rd Floor
                  New York, NY 10106


Form 13F File Number:  28-6420

--------------------------------------------------------------------------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
--------------------------------------------------------------------------------



Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
                  ---------------
Title:            Assistant General Counsel
                  -------------------------
Phone:            (212) 397-5540
                  --------------

Signature, Place, and Date of Signing:

  /S/ MICHAEL C. NEUS         New York, NY                     May 17, 1999
  -------------------         -----------------                ------------
      Signature               City, State                           Date

--------------------------------------------------------------------------------
      CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED
             SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
--------------------------------------------------------------------------------



Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                        0
                                                     ---------------------------

Form 13F Information Table Entry Total:                   152
                                                     ---------------------------

Form 13F Information Table Value Total:              $    2,910,515
                                                     ---------------------------
                                                              (thousands)


List of Other Included Managers:    NONE

The following investment managers that are required to file a report pursuant to
Section 13(f) of the Securities Exchange Act of 1934 exercise investment discretion with respect to certain securities held in accounts managed by Soros Fund Management LLC and such managers will report such positions on their reports:

28-6432  Cambridge Investments Ltd.
28-4298  Everest Capital Limited
28-3549  LENS, Inc.
28-5470  Oechsle International Advisors, LP
28-7520  White Rock Capital Management, L.P.



                                                                                   Investment Discretion        Voting Authority
Issuer                        Title of   Cusip     Fair Market      Shares or    Sole   Shared   Shared-Oth  Sole   Shared    None
------                        ---------  -----     -----------      ----------   ----   -------  ----------  ----   ------    ----
                                Class    Number    Value (in        Prin-cipal
                                                   thousands)         Amount            Instr.V
                                -----    -------   ----------       -----------         -------

APEX SILVER MINES LTD            ORD    G04074103  $   36,605       3,405,071     X                           X
GLOBALSTAR TELECOMMUNICTN LTD    COM    G3930H104  $  116,550       8,400,000     X                           X
LORAL SPACE & COMMUNICATIONS     COM    G56462107  $   76,763       5,316,900     X                           X
AMR CORP                         COM    001765106  $   13,411         229,000     X                           X
AT&T CORP                        COM    001957109  $      484           9,100                          X                X
AT&T CORP                        COM    001957208  $  104,157       1,980,400     X                           X
                                 LIB GRP
                                 A
AVX CORP NEW                     COM    002444107  $      237          14,800                          X                X
ACUSON CORP                      COM    005113105  $    3,716         248,780                          X                X
ADOBE SYS INC                    COM    00724F101  $      284           5,000                          X                X
AIRTOUCH COMMUNICATIONS INC      COM    00949T100  $    9,867         102,118                          X                X
ALTERA CORP                      COM    021441100  $    4,522          76,000                          X                X
AMERICA ONLINE INC DEL           COM    02364J104  $      263           1,800                          X                X
AMERICAN BANKERS INS GROUP INC   COM    024456105  $   33,124         637,000                          X                X
ANALOG DEVICES INC               COM    032654105  $      931          31,300                          X                X
APPLE COMPUTER INC               COM    037833100  $      252           7,000                          X                X
APPLIED EXTRUSION TECHNOLOGIES   COM    038196101  $      439          90,000     X                            X
APPLIED MATLS INC                COM    038222105  $    5,515          89,400                          X                X
ASCEND COMMUNICATIONS INC        COM    043491109  $    2,536          30,300                          X                X
AUTOZONE INC                     COM    053332102  $   45,563       1,500,000     X                            X
BJ SVCS CO                       COM    055482103  $    1,047          44,665     X                            X
BAKER HUGHES INC                 COM    057224107  $    1,867          76,776     X                            X
BROADCAST COM INC                COM    111310108  $    2,600          22,000                          X                X
BROADCOM CORP                    CL A   111320107  $    2,317          37,600                          X                X
BURLINGTON RES INC               COM    122014103  $    4,946         123,850                          X                X
CMGI INC                         COM    125750109  $      460           2,500                          X                X
CABLETRON SYS INC                COM    126920107  $   39,300       4,800,000     X                            X
CASE CORP                        COM    14743R103  $    3,032         119,500                          X                X
CATERPILLAR INC DEL              COM    149123101  $    2,756          60,000                          X                X
CISCO SYS INC                    COM    17275R102  $    1,030           9,400                          X                X
CITRIX SYS INC                   COM    177376100  $      358           9,400                          X                X
COMCAST CORP                     CL A   200300200  $      522           8,300                          X                X
                                 SPL
COMPAQ COMPUTER CORP             COM    204493100  $      254           8,000                          X                X
COMPUTER ASSOC INTL INC          COM    204912109  $    1,778          50,000                          X                X
COMPUWARE CORP                   COM    205638109  $      580          24,300                          X                X
COMVERSE TECHNOLOGY INC          COM    205862402  $   17,000         200,000     X                            X
                                 PAR
                                 $0.10
CONEXANT SYSTEMS INC             COM    207142100  $    7,586         274,000                          X                X
CONTINENTAL AIRLS INC            CL B   210795308  $   36,016         947,800     X                            X
CONTINUCARE CORP                 COM    212172100  $      984       2,250,000     X                            X
COOPER CAMERON CORP              COM    216640102  $      587          17,321     X                            X
CORINTHIAN COLLEGES INC          COM    218868107  $    4,730         215,000                          X                X
CORTEX PHARMACEUTICALS INC       COM    220524300  $       56         170,000     X                            X
                                 NEW
CROMPTON & KNOWLES CORP          COM    227111101  $    2,148         136,351     X                            X
CRYSTAL OIL CO                   PFD    229385307  $    1,509       3,971,260     X                            X
                                 SR CV
                                 $.06
CRYSTAL OIL CO                   COM    229385703  $   54,133       1,628,066     X                            X
                                 PAR
                                 $.01 NEW
CURAGEN CORP                     COM    23126R101  $   11,769       1,776,485     X                            X
DBT ONLINE INC                   COM    233044106  $   25,685       1,032,582     X                            X
DEERE & CO                       COM    244199105  $    3,011          77,950                          X                X
DELTA & PINE LD CO               COM    247357106  $   36,756       1,195,321     X                            X
DIAGNOSTIC PRODS CORP            COM    252450101  $    2,197          90,600                          X                X
DISNEY WALT CO                   COM    254687106  $   42,019       1,350,000     X                            X
EARTHLINK NETWORK INC            COM    270322100  $   38,006         633,440     X                            X
ECHELON CORP                     COM    27874N105  $    2,304         230,400     X                            X
E M C CORP MASS                  COM    268648102  $  108,779         851,500     X                            X
E M C CORP MASS                  COM    268648102  $    3,475          27,200                          X                X
ENSCO INTL INC                   COM    26874Q100  $    2,628         197,378     X                            X
EBAY INC                         COM    278642103  $      687           5,000                          X                X
ECHOSTAR COMMUNICATIONS NEW      CL A   278762109  $      816          10,000                          X                X
ELECTRO SCIENTIFIC INDS          COM    285229100  $      233           5,000                          X                X
ENRON CORP                       COM    293561106  $  158,055       2,460,000     X                            X
ENRON CORP                       COM    293561106  $    7,068         110,000                          X                X
ENRON OIL & GAS CO               COM    293562104  $   92,590       5,569,300     X                            X
EXCITE INC                       COM    300904109  $      700           5,000                          X                X
FORE SYSTEMS INC                 COM    345449102  $    1,934         102,300                          X                X
FRISCO BAY INDS LTD              COM    358751105  $       68          23,600                          X                X
GTS DURATEK INC                  COM    36237J107  $      948         184,928                          X                X
GATEWAY 2000 INC                 COM    367833100  $    2,057          30,000                          X                X
GENERAL INSTR CORP DEL           COM    370120107  $   16,535         545,500     X                            X
GENERAL MTRS CORP                COM    370442105  $      869          10,000                          X                X
GENESIS DIRECT INC               COM    371935107  $    2,907         679,022     X                            X
GIGA INFORMATION GROUP INC       COM    37517M109  $      429         110,667     X                            X
GLOBAL MARINE INC                COM    379352404  $      537          45,670     X                            X
GREAT LAKES CHEM CORP            COM    390568103  $    1,354          36,830                          X                X
HALLIBURTON CO                   COM    406216101  $    2,171          56,382     X                            X
HALLIBURTON CO                   COM    406216101  $    3,080          80,000                          X                X
HATHAWAY CORP                    COM    419011101  $       54          28,800                          X                X
HILTON HOTELS CORP               COM    432848109  $    1,406         100,000     X                            X
HOMELAND HLDG CORP NEW           COM    43739T104  $    2,125         666,770                          X                X
HOUSEHOLD INTL INC               COM    441815107  $   10,539         231,000                          X                X
HUTCHINSON TECHNOLOGY INC        COM    448407106  $      368          14,800                          X                X
IRSA INVERSIONERS Y REP S A      GLOBL  450047204  $   17,861         677,197     X                            X
                                 DEP RCPT
INCO LTD                         COM    453258402  $    1,065          80,000                          X                X
INFOSEEK CORP                    COM    45678M107  $      525           7,100                          X                X
INKTOMI CORP                     COM    457277101  $      643           7,500                          X                X
INTEL CORP                       COM    458140100  $    5,611          47,100                          X                X
JOS A BANK CLOTHIERS INC         COM    480838101  $    3,775         616,401     X                            X
KEMET CORP                       COM    488360108  $      170          14,800                          X                X
KING WORLD PRODTNS INC           COM    495667107  $    1,443          47,202                          X                X
KOMAG INC                        COM    500453105  $      463         105,800                          X                X
KULICKE & SOFFA INDS INC         COM    501242101  $      316          12,500                          X                X
LINEAR TECHNOLOGY CORP           COM    535678106  $    1,163          22,700                          X                X
MCI WORLDCOM INC                 COM    55268B106  $  202,339       2,284,700     X                            X
MCI WORLDCOM INC                 COM    55268B106  $   16,268         183,686                          X                X
MGC COMMUNICATIONS INC           COM    552763302  $    3,429         342,856                X                          X
MANPOWER INC                     COM    56418H100  $    2,527         108,100                          X                X
MAXIM INTEGRATED PRODS INC       COM    57772K101  $    1,256          23,200                          X                X
MCDERMOTT INTL INC               COM    580037109  $  138,915       5,488,000     X                            X
METRONET COMMUNICATIONS CORP     CL B   59169Y108  $   61,276       1,114,100     X                            X
                                 NON VTG
MICROSOFT CORP                   COM    594918104  $   10,307         115,000                          X                X
MICRON TECHNOLOGY INC            COM    595112103  $      372           7,700                          X                X
MOBIL CORP                       COM    607059102  $    1,025          11,647     X                            X
NTL INC                          COM    629407107  $      814          10,000                          X                X
NABORS INDS INC                  COM    629568106  $      806          44,310     X                            X
NETWORK APPLIANCE INC            COM    64120L104  $      496           9,800                          X                X
NOBLE DRILLING CORP              COM    655042109  $      678          39,003     X                            X
NORTHERN TELECOM LTD             COM    665815106  $    1,361          21,900                          X                X
NOVELLUS SYS INC                 COM    670008101  $      408           7,400                          X                X
OCTEL CORP                       COM    675727101  $      360          29,400                          X                X
OPEN JT STK CO-VIMPEL         SPONSORED 68370R109  $   22,911       1,478,100     X                            X
COMMUNIC                         ADR
OPTIMAL ROBOTICS CORP            CL A   68388R208  $    1,475         200,000     X                            X
                                 NEW
ORACLE CORP                      COM    68389X105  $      261           9,900                          X                X
ORTEC INTL INC                   COM    68749B108  $    7,929         823,800                          X                X
PMC-SIERRA INC                   COM    69344F106  $      527           7,400                          X                X
PARK PL ENTMT CORP               COM    700690100  $    7,231         956,100     X                            X
PERKIN ELMER CORP                COM    714041100  $   55,290         569,628     X                            X
PERKIN ELMER CORP                COM    714041100  $  103,238       1,063,625                          X                X
PINNACLE GLOBAL GROUP INC        COM    723465100  $       60          11,850                          X                X
PLATINUM TECHNOLOGY INTL INC     COM    2764T101   $    1,637          64,200                          X                X
POTOMAC ELEC PWR CO              COM    737679100  $    2,415         104,150                          X                X
PRIMUS TELECOMMUNICATIONS GRP    COM    741929103  $   13,935       1,376,283                X                          X
RJR NABISCO HOLDINGS CORP        COM    74960K876  $    1,265          50,600                          X                X
                                 NEW
REALNETWORKS INC                 COM    75605L104  $      611           5,000                          X                X
ROWAN COS INC                    COM    779382100  $      592          46,695     X                            X
SCI SYS INC                      COM    783890106  $      213           7,200                          X                X
SCHLUMBERGER LTD                 COM    806857108  $   57,902         962,027     X                            X
SENSORMATIC ELECTRS CORP         COM    817265101  $   24,539       2,583,050                          X                X
SEVEN SEAS PETE INC              COM    817917107  $    5,882       1,176,400     X                            X
SMALLWORLD PLC                SPONSORED 83168P108  $      535          89,200     X                            X
                                 ADR
SMITH INTL INC                   COM    832110100  $      472          11,795     X                            X
SOLECTRON CORP                   COM    834182107  $      767          15,800                          X                X
SOUTHWEST AIRLS CO               COM    844741108  $    1,951          64,500     X                            X
STAPLES INC                      COM    855030102  $   41,423       1,260,000     X                            X
SYBASE INC                       COM    871130100  $      215          27,040     X                            X
SYBASE INC                       COM    871130100  $       94          11,800                          X                X
TELLABS INC                      COM    879664100  $    1,197          12,250                          X                X
TERADYNE INC                     COM    880770102  $    1,211          22,200                          X                X
TEXAS INSTRS INC                 COM    882508104  $      486           4,900                          X                X
THEGLOBE COM INC                 COM    88335R101  $      511           9,800                          X                X
3COM CORP                        COM    885535104  $    1,166          50,000                          X                X
TRIANGLE PHARMACEUTICALS INC     COM    89589H104  $   21,263       1,989,500     X                            X
USX-U S STL                      COM    90337T101  $      752          32,000                          X                X
UNION CARBIDE CORP               COM    905581104  $  170,596       3,775,300     X                            X
UNITED INTL HLDGS INC            CL A   910734102  $    4,839         111,250                          X                X
U S WEST INC NEW                 COM    91273H101  $      611          11,100                          X                X
USWEB CORP                       COM    917327108  $      206           5,000                          X                X
VEECO INSTRS INC DEL             COM    922417100  $      406          11,000                          X                X
VERITAS SOFTWARE CO              COM    923436109  $      606           7,500                          X                X
VITESSE SEMICONDUCTOR CORP       COM    928497106  $    4,936          97,500                          X                X
WASTE MGMT INC DEL               COM    94106L109  $  637,409      14,364,145     X                                     X
WEATHERFORD INTL INC             COM    947074100  $    2,613         100,000                          X                X
WESTERN DIGITAL CORP             COM    958102105  $      583          73,400                          X                X
XILINX INC                       COM    983919101  $    3,432          84,600                          X                X
YAHOO INC                        COM    984332106  $    1,684          10,000                          X                X
                                                   ----------
Number of Data Records:   152                      $2,910,515
